Insurance (Tables)	12 Months Ended
Jun. 30, 2024
Insurance [Abstract]
Schedule of Liabilities Covered by Insurance	Below is the table of the liabilities covered by insurance and the related amounts at June 30, 2024:
Insurance type	Coverage – R$

Civil liability (D&O)	50,000
Civil, professional and general liability	21,115
Machinery/Automobile	68,919
Completion guarantee	10,394
Fire/lightning/explosion/electrical damage (office)	20,472
Rural multi-risk	94,242